Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) - Financial Data for Changshengtiandi	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Changshengtiandi [Member] USD ($)	Dec. 31, 2014 Changshengtiandi [Member] CNY	Dec. 31, 2013 Changshengtiandi [Member] CNY
Variable Interest Entity [Line Items]
Total assets	$ 42,562,940	264,086,015	241,986,858		$ 205,433	1,274,631	597,574
Total liabilities					147,715	916,514	324
Net loss	1,190,593	7,387,156	(7,451,510)	(4,509,616)	38,541	239,133	14,368
Net cash provided by operating activities	$ 550,504	3,415,656	(631,831)	37,890,647	$ 126,254	783,358	5,761